JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, MA 02210
May 2, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) File Nos. 2-94157; 811-04146
Dear Sir/Madam:
On behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves to certify that the forms of prospectus and SAI, each dated May 2, 2011 for all the series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497, would not have differed from the form of prospectus and SAI contained in Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 26, 2011 via EDGAR.
If you have any questions or comments, please call me at 617-663-2166.
Sincerely,

/s/ Betsy Anne Seel Betsy Anne Seel
Senior Counsel and Assistant Secretary